LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LEASES
Schedule of future remaining minimum lease payments

Year ending December 31,	Amount
2021 (remaining nine months)	$278,100
2022	381,924
2023	387,653
2024	393,468
2025	399,370
Thereafter	4,048,779
Total	5,889,294
Less: Present value adjustment	(4,018,397)
Operating lease liability	$1,870,897

Year ending December 31,	Amount
2021	$370,800
2022	381,924
2023	387,653
2024	393,468
2025	399,370
Thereafter	4,048,779
Total	5,981,994
Less: Present value adjustment	(4,111,914)
Operating lease liability	$1,870,080